Regulatory Capital Financial Instruments (Details) - Schedule of financial instruments of regulatory capital issued - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Instruments of Regulatory Capital Issued [Abstract]
Subordinated bonds with transitory recognition
Subordinated bonds	1,010,905	917,510
Bonds with no fixed term of maturity
Preferred stock
Total	$ 1,010,905	$ 917,510